Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income (loss) from continuing operations attributable to common stockholders	$ (421,239)	$ (135)	$ 313,062	$ 13,379
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation and amortization
Changes in:
Accounts receivable			(365,000)	(87,500)
Accounts Payable			390,800	220,978
Accrued Expenses			82,233	985
Net cash (used by) operating activities	(421,239)	(135)	421,095	147,842
INVESTING ACTIVITIES
Purchase of assets				(153,478)
Net cash used in investing activities				(153,478)
FINANCING ACTIVITIES
Net related party
Net cash provided by financing activities
NET CHANGE IN CASH	(421,239)	(135)	421,095	(5,636)
Foreign Currency change
CASH, Beginning	442,382	21,287	21,287	26,923
CASH, Ending	21,143	21,151	442,382	21,287
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Interest paid
Income taxes paid
Non-cash issuance of shares for conversion of notes
Deferred tax asset